INCOME TAXES (Schedule of Reconciliation of Tax Computed by Applying Statutory Income Tax Rate of Company to Income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax computed at parent statutory tax rate	$ 0.0	$ 0.0	$ 0.0
Non-deductible expenses	0.9	10.7	5.7
Foreign tax rate differences	6.5	25.2	12.0
Income not subject to taxation	(2.9)	(29.7)	(0.2)
Others	8.6	(21.0)	(5.2)
Changes in the valuation allowance	(1.1)	10.5	(2.2)
Income tax expense (benefit)	$ 12.0	$ (4.3)	$ 10.1